Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred stock, authorized (in shares)	1,506,487	1,506,487
Redeemable convertible preferred stock, issued (in shares)	1,385,204	1,385,204
Redeemable convertible preferred stock, outstanding (in shares)	1,385,204	1,385,204
Redeemable convertible preferred stock, liquidation preference	$ 430,041	$ 430,041
Common stock, par value (in dollars per share)		$ 0.00001
Common stock, authorized (in shares)		15,000,000
Common stock, issued (in shares)		105,429
Common stock, outstanding (in shares)		105,429
Series A-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	447,373	447,373
Redeemable convertible preferred stock, issued (in shares)	447,373	447,373
Redeemable convertible preferred stock, outstanding (in shares)	447,373	447,373
Redeemable convertible preferred stock, liquidation preference	$ 55,000	$ 55,000
Series A-2 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	522,627	522,627
Redeemable convertible preferred stock, issued (in shares)	401,347	401,347
Redeemable convertible preferred stock, outstanding (in shares)	401,347	401,347
Redeemable convertible preferred stock, liquidation preference	$ 49,342	$ 49,342
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	338,663	338,663
Redeemable convertible preferred stock, issued (in shares)	338,663	338,663
Redeemable convertible preferred stock, outstanding (in shares)	338,663	338,663
Redeemable convertible preferred stock, liquidation preference	$ 204,302	$ 204,302
Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	197,824	197,824
Redeemable convertible preferred stock, issued (in shares)	197,821	197,821
Redeemable convertible preferred stock, outstanding (in shares)	197,821	197,821
Redeemable convertible preferred stock, liquidation preference	$ 121,397	$ 121,397
Class A common stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	2,500,000	2,500,000
Common stock, issued (in shares)	1	1
Common stock, outstanding (in shares)	1	1
Class B common stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	15,000,000	15,000,000
Common stock, issued (in shares)	604,649	105,429
Common stock, outstanding (in shares)	604,649	105,429
CM Life Sciences, Inc.
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
CM Life Sciences, Inc. | Class A common stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 10.00
Common stock subject to possible redemption	29,474,795	35,321,987
Common stock subject to possible redemption (in dollars per share)	$ 10.00	$ 10.00
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	380,000,000	380,000,000
Common stock, issued (in shares)	14,800,205	8,953,013
Common stock, outstanding (in shares)	14,800,205	8,953,013
CM Life Sciences, Inc. | Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	11,068,750	11,068,750
Common stock, outstanding (in shares)	11,068,750	11,068,750